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March 7, 2006

VIA EDGAR (CORRESPONDENCE)

Ms. Sonia Barros
Securities and Exchange Commission
Division of Corporate Finance
450 Fifth Street, N.W.
Washington, D.C. 20549

         RE:  HEALTH FITNESS CORPORATION
         FORM S-1 REGISTRATION STATEMENT
         FILE NO. 333-131045

Dear Ms. Barros:

         As requested during your telephone call on Friday, March 3, 2006 with our legal counsel, Mr. Jeff Erb at Fredrikson & Byron, P.A., I am writing on behalf of Health Fitness Corporation with respect to the above referenced registration statement. Specifically, I am writing to confirm that Health Fitness is not required prior to March 30, 2006 to include audited financial statements for its 2005 fiscal year end in the above referenced registration statement, consistent with the provisions of Rule 3-12(b) of Regulation S-X.

         With respect to the provisions of Rule 3-12(b), I can confirm to you that:

     1. Health Fitness' audited financial statements for its fiscal year ended December 31, 2005 are not available for filing as of the date of this letter.

     2. Health Fitness satisfies the requirements of paragraph (c) of Rule 3-01 of Regulation S-X. With respect to Rule 3-01(c), Health Fitness:

          o files annual, quarterly and other reports pursuant to Section 13 0r 15(d) of the Securities Exchange Act of 1934 and all reports due have been filed;

          o reasonably and in good faith expects to report income, after taxes but before extraordinary items and cumulative effect of a change in accounting principle, for its fiscal year ended December 31, 2005; and

          o has reported income, after taxes but before extraordinary items and cumulative effect of a change in accounting principle, for both its fiscal years ended December 31, 2004 and 2003, respectively.

         Consistent with Rule 3-12(b) and Health Fitness' undertakings in the aforementioned registration statement, Health Fitness will file a post-effective amendment to the above mentioned registration statement as soon as possible after filing its Annual Report on Form 10-K for the year ended December 31, 2005 in order to update and include all requisite information required by Rule 3-12(b), together with any other appropriate information, in the aforementioned registration statement.

         If you have any questions regarding the foregoing, please contact me at (952) 897-5275.

Very truly yours,

/s/ Wesley W. Winnekins

Wesley W. Winnekins
Principal Financial and Accounting Officer

cc:  Jeffrey C. Erb